Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Leasehold improvements	$ 7,112	$ 7,112		$ 35,897
Furniture and fixtures	21,303	21,303		21,303
Total property, equipment and software	127,971	127,971		168,396
Accumulated depreciation and amortization	(113,144)	(108,649)		(139,885)
Total property, equipment and software, net	14,827	19,322		28,511
LendingClub Corp [Member]
Internally developed software	108,635,000	75,202,000	[1]	40,709,000	[2]
Leasehold improvements	24,653,000	22,637,000		11,559,000
Computer equipment	18,854,000	18,080,000		14,076,000
Purchased software	7,750,000	7,598,000		5,336,000
Furniture and fixtures	7,229,000	6,827,000		5,086,000
Construction in progress	1,897,000	707,000		2,870,000
Total property, equipment and software	169,018,000	131,051,000		79,636,000
Accumulated depreciation and amortization	(68,336,000)	(41,788,000)		(23,706,000)
Total property, equipment and software, net	$ 100,682,000	$ 89,263,000		$ 55,930,000

[1]	Includes $12.6 million and $7.4 million in development in progress as of March 31, 2017 and December 31, 2016, respectively.
[2]	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.